Note 4 - Intangible Assets (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Amortization of Intangible Assets, Total	$ 1.3	$ 1.3	$ 0.8
Restructuring Charges [Member] | Inventory Tracking Software [Member]
Impairment of Intangible Assets, Finite-lived	$ 0.4